FInancial Instruments	6 Months Ended
Jun. 30, 2018
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FInancial Instruments

9 FINANCIAL INSTRUMENTS

The Group is exposed to the risks of changes in fair value of its financial assets and liabilities. The following tables summarise the fair values and carrying amounts of financial instruments and the fair value calculations by category. On transition to IFRS 9, there were no changes to the carrying values of the Group’s financial assets.

€ million	Fair value			Carrying amount
	As at 30 June 2018	As at 31 December 2017	As at 30 June 2017	As at 30 June 2018	As at 31 December 2017	As at 30 June 2017
Financial assets
Cash and cash equivalents	3,991	3,317	5,016	3,991	3,317	5,016
Held-to-maturity investments(a)	–	163	152	–	163	152
Loans and receivables(a)	–	463	304	–	463	304
Available-for-sale financial assets(a)	–	564	655	–	564	655
Amortised cost(a)	632	–	–	632	–	–
Fair value through other comprehensive income(a)	288	–	–	288	–	–
Financial assets at fair value through profit and loss:
Derivatives	209	116	293	209	116	293
Other	379	139	106	379	139	106

	5,499	4,762	6,526	5,499	4,762	6,526
Financial liabilities
Preference shares	–	–	(125)	–	–	(68)
Bank loans and overdrafts	(1,131)	(995)	(829)	(1,128)	(992)	(825)
Bonds and other loans	(27,842)	(23,368)	(19,031)	(27,426)	(22,709)	(18,353)
Finance lease creditors	(151)	(147)	(153)	(135)	(131)	(134)
Derivatives	(542)	(421)	(253)	(542)	(421)	(253)
Other financial liabilities	(390)	(177)	–	(390)	(177)	–

	(30,056)	(25,108)	(20,391)	(29,621)	(24,430)	(19,633)

(a)	Classification has changed following adoption of IFRS 9. See below and note 1 for further details.

	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
€ million	As at 30 June 2018			As at 31 December 2017			As at 30 June 2017
Assets at fair value
Available-for-sale financial assets(a)	–	–	–	215	7	342	277	8	370
Financial assets at fair value through other comprehensive income(a)	143	4	141	–	–	–	–	–	–
Financial assets at fair value through profit or loss:
Derivatives(a)	–	366	–	–	173	–	–	376	–
Other	185	–	194	137	–	2	–	104	2
Liabilities at fair value
Derivatives(b)	–	(588)	–	–	(534)	–	–	(392)	–
Contingent Consideration	–	–	(199)	–	–	(445)	–	–	(413)

(a)	Includes €157 million (December 2017: €57 million) derivatives, reported within trade receivables, that hedge trading activities.
(b)	Includes €(46) million (December 2017: €(113) million) derivatives, reported within trade payables, that hedge trading activities.

Other than changes arising on adoption of IFRS 9, there were no significant changes in classification of fair value of financial assets and financial liabilities since 31 December 2017. There were also no significant movements between the fair value hierarchy classifications since 31 December 2017.

The fair value of trade receivables and payables is considered to be equal to the carrying amount of these items due to their short-term nature.

Calculation of fair values

The fair values of the financial assets and liabilities are defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Methods and assumptions used to estimate the fair values are consistent with those used in the year ended 31 December 2017.

Adoption of IFRS 9 – Impact on measurement of financial assets

On the date of initial application of IFRS 9, 1 January 2018, financial assets of €207 million previously measured at fair value through equity were reclassified as fair value through profit or loss. Fair value gains or losses on these financial assets were immaterial in 2017 and 2018. Financial assets of €6 million previously measured at fair value through profit or loss were reclassified to amortised cost under IFRS 9.

Cash and cash equivalents and trade receivables, which were classified as loans and other receivables under IAS 39, will be classified as amortised cost under IFRS 9.